INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)	Jun. 30, 2022 USD ($) Vote $ / shares shares
Capital issued
Number of own shares repurchased	464,455
Equity Compensation Plan
Capital issued
Stock options granted under share option agreements | $	1,883,314
Ordinary shares
Capital issued
Number of shares authorised	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	46,334,801
Number of shares outstanding	46,334,801
Vote per share | Vote	1
Preference shares
Capital issued
Number of shares authorised	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0